Consolidated Statement of Changes in Equity - USD ($)	Total	Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings
Beginning balance at Dec. 31, 2021	$ 1,960,582,000	$ 239,148,000	$ 1,702,549,000	$ 453,000	$ 2,396,000	$ (164,104,000)	$ 180,140,000
Profit (loss) for the period	203,251,347						203,251,000
Total other comprehensive income / (expense)	31,281,000			(477,000)	30,657,000		1,101,000
Total comprehensive income (expense) for the period	234,532,000			(477,000)	30,657,000		204,352,000
Transactions with owners of the company
Dividends to equity holders (Note 15)	(24,213,000)		(24,213,000)				(434,487,000)
Treasury shares acquired (Note 15)	1,080,000					1,080,000
Equity-settled share-based payment (Note 24)	1,484,000						1,484,000
Total transactions with owners	(21,649,000)		(24,213,000)			1,080,000	1,484,000
Ending balance at Dec. 31, 2022	2,173,465,000	239,148,000	1,678,336,000	(24,000)	33,053,000	(163,024,000)	385,976,000
Profit (loss) for the period	858,026,940						858,027,000
Total other comprehensive income / (expense)	(31,770,000)			259,000	(31,913,000)		(116,000)
Total comprehensive income (expense) for the period	826,257,000			259,000	(31,913,000)		857,911,000
Transactions with owners of the company
Dividends to equity holders (Note 15)	(646,294,000)		(211,807,000)
Treasury shares acquired (Note 15)	5,429,000					5,429,000
Equity-settled share-based payment (Note 24)	(1,484,000)						(1,484,000)
Total transactions with owners	(642,349,000)		(211,807,000)			5,429,000	(435,971,000)
Ending balance at Dec. 31, 2023	2,357,373,000	239,148,000	1,466,529,000	235,000	1,140,000	(157,595,000)	807,916,000
Profit (loss) for the period	870,829,138						870,829,000
Total other comprehensive income / (expense)	(1,075,000)			(2,280,000)	1,005,000		200,000
Total comprehensive income (expense) for the period	869,754,000			(2,280,000)	1,005,000		871,029,000
Transactions with owners of the company
Business combination (Note 26)	(796,970,000)						(796,970,000)
Dividends to equity holders (Note 15)	(1,110,920,000)		(1,006,043,000)				(104,877,000)
Treasury shares acquired (Note 15)	(126,913,000)					(126,913,000)
Total transactions with owners	(2,034,803,000)		(1,006,043,000)			(126,913,000)	(901,847,000)
Ending balance at Dec. 31, 2024	$ 1,192,324,000	$ 239,148,000	$ 460,486,000	$ (2,045,000)	$ 2,145,000	$ (284,508,000)	$ 777,098,000